Borrowed Funds (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Repurchase Agreements [Member]
Average balances of borrowings and the maximum amount outstanding at any month end
Average balance outstanding during the period	$ 9,127,800	$ 15,034,110	$ 15,100,221
Maximum balance outstanding at any month-end during the period	14,750,000	15,100,000	15,100,000
Weighted average rate during the period	4.37%	4.10%	4.05%
FHLB Advances [Member]
Average balances of borrowings and the maximum amount outstanding at any month end
Average balance outstanding during the period	13,349,342	14,875,000	15,035,798
Maximum balance outstanding at any month-end during the period	$ 14,875,000	$ 14,875,000	$ 15,575,000
Weighted average rate during the period	3.44%	4.04%	4.01%